EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 47	$ 51	$ 140	$ 154
Interest cost	1,961	2,099	5,884	6,296
Expected return on plan assets	(2,705)	(2,998)	(8,116)	(8,993)
Amortization of:
Net (gain) loss	(18)	(16)	(55)	(48)
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	0	2	0	0
Net periodic pension (income) cost	(715)	(862)	(2,147)	(2,591)
Pension Plan | Foreign Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,015	1,120	3,045	3,359
Interest cost	3,079	2,964	9,237	8,892
Expected return on plan assets	(2,110)	(2,082)	(6,330)	(6,245)
Amortization of:
Net (gain) loss	13	(334)	39	(1,001)
Prior service benefit	(153)	(164)	(458)	(491)
Curtailments, settlements and terminations, net	303	71	444	(551)
Foreign exchange impact and other	0	(11)	0	27
Net periodic pension (income) cost	2,147	1,564	5,977	3,990
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0	0	0
Interest cost	176	178	528	535
Expected return on plan assets	0	0	0	0
Amortization of:
Net (gain) loss	59	16	178	48
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange impact and other	0	0	0	0
Net periodic pension (income) cost	$ 235	$ 194	$ 706	$ 583